INCOME TAX	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

18. INCOME TAX

Significant items resulting in the difference between the Company’s income tax rate and the federal statutory rate are as follows:

	2021	2020
	$	$
Loss for the year	(23,549,612)	(4,672,605)
Effective statutory rate	33.02%	31.21%
Expected income tax recovery at statutory rate	(7,778,880)	(1,458,320)
Net adjustment for deductible and non-deductible amounts	2,636,262	250,196
Foreign exchange effect	(9,867)	(175,597)
Valuation allowance	5,152,485	1,383,721
Deferred income tax provision (recovery)	–	–

The Company’s deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Non-capital loss carry-forwards	5,340,578	2,600,561
Property and equipment	(159,673)	(123,561)
Lease liability	180,812	103,789
Convertible debenture	(509,985)	–
Convertible debenture – derivative liability	2,532,898	–
Exploration and evaluation asset	359,700	-
Share issue costs	-	11,056
Valuation allowance	(7,744,330)	(2,591,845)
Deferred income tax asset (liability)	–	–

The Company has approximately $13,439,000 net operating losses in the US and $3,515,000 in Canada that, under certain circumstances, can be used to reduce the taxable income of future years. These losses expire at various dates through 2042.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated